Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

4. Goodwill and Intangible Assets

Changes in goodwill for the nine months ended September 30, 2020 are as follows:

	Sales	Marketing	Total
(in thousands)
Gross carrying amount as of December 31, 2019	$2,090,340	$678,356	$2,768,696
Accumulated impairment charge(1)	(652,000)	—	(652,000)

Balance at December 31, 2019	$1,438,340	$678,356	$2,116,696

Acquisitions	24,484	13,543	38,027
Foreign exchange translation effects	(868)	—	(868)

Balance at September 30, 2020	$1,461,956	$691,899	$2,153,855

(1)

During the fiscal year ended December 31, 2018, the Company recognized a non-cash goodwill impairment charge of $652.0 million related to the Company’s sales reporting unit as a result of the Company’s annual evaluation of goodwill impairment test.

The following tables set forth information for intangible assets:

		September 30, 2020
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,440,404	$929,243	$—	$1,511,161
Tradenames	8 years	133,232	62,306	—	70,926
Developed technology	5 years	10,160	5,481	—	4,679
Covenant not to compete	5 years	6,100	3,401	—	2,699

Total finite-lived intangible assets		2,589,896	1,000,431	—	1,589,465

Indefinite-lived intangible assets:
Tradenames		1,480,000	—	580,000	900,000

Total other intangible assets		$4,069,896	$1,000,431	$580,000	$2,489,465

		December 31, 2019
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,408,573	$798,153	$—	$1,610,420
Tradenames	8 years	132,844	52,485	—	80,359
Developed technology	5 years	10,160	3,957	—	6,203
Covenant not to compete	5 years	6,100	2,486	—	3,614

Total finite-lived intangible assets		2,557,677	857,081	—	1,700,596

Indefinite-lived intangible assets:
Tradenames		1,480,000	—	580,000	900,000

Total other intangible assets		$4,037,677	$857,081	$580,000	$2,600,596

As of September 30, 2020, estimated future amortization expenses of the Company’s existing intangible assets are as follows:

(in thousands)
The remainder of 2020	$47,784
2021	190,783
2022	188,246
2023	184,713
2024	183,761
Thereafter	794,178

Total amortization expense	$1,589,465

3. Goodwill and Intangible Assets

Goodwill

Changes in goodwill for the years ended December 31, 2019 and 2018, are as follows:

	Sales	Marketing	Total
(in thousands)
Balance at December 31, 2017	$2,074,359	$601,888	$2,676,247
Acquisitions	14,788	61,379	76,167
Divestitures	—	(2,012)	(2,012)
Measurement period adjustments	741	11,428	12,169
Foreign exchange translation effects	(4,204)	—	(4,204)
Impairment Charge	(652,000)	—	(652,000)

Balance at December 31, 2018	1,433,684	672,683	2,106,367

Acquisitions	2,948	4,403	7,351
Measurement period adjustments	(418)	1,270	852
Foreign exchange translation effects	2,126	—	2,126

Balance at December 31, 2019	$1,438,340	$678,356	$2,116,696

The excess of the purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The results of operations of each acquired business have been included in the Company’s consolidated financial statements from the date of each acquisition.

The measurement period adjustments during the fiscal year ended December 31, 2019 was $0.9 million. The measurement period adjustments during the fiscal year ended December 31, 2018 was $12.2 million, primarily attributable to the Daymon Acquisition, of which $10.4 million is related to Other accrued expenses and $1.9 million is related to Deferred income tax liabilities, net.

On December 1, 2018, the Company sold a portion of its business operating in South Africa, which was acquired as part of the Daymon Acquisition, to an affiliated entity of Smollan Holdings Propriety Limited, a company registered in South Africa and in which the Company has approximately a 25% ownership interest. The net proceeds have been reflected as a reduction of $2.0 million of goodwill and no gain or loss was recognized. The operations of the sold business were not significant to prior periods presented.

No impairment related to the Company’s goodwill was recorded for the year ended December 31, 2019. During the fiscal year ended December 31, 2018, the Company recognized a non-cash goodwill impairment charge of $652.0 million related to the Company’s sales reporting unit as a result of the Company’s annual evaluation of goodwill impairment test (as further described in Note 1 above). No impairment related to the Company’s goodwill was recorded for the year ended December 31, 2017.

Intangible Assets

The following tables set forth information for intangible assets:

		December 31, 2019
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charge	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,408,573	$798,153	$—	$1,610,420
Trade names	8 years	132,844	52,485	—	80,359
Developed technology	5 years	10,160	3,957	—	6,203
Covenant not to compete	5 years	6,100	2,486	—	3,614

Total finite-lived intangible assets		2,557,677	857,081	—	1,700,596

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,037,677	$857,081	$580,000	$2,600,596

		December 31, 2018
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charge	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,398,544	$626,387	$—	$1,772,157
Trade names	8 years	129,925	36,743	—	93,182
Developed technology	5 years	10,160	1,925	—	8,235
Covenant not to compete	5 years	6,100	1,318	—	4,782

Total finite-lived intangible assets		2,544,729	666,373	—	1,878,356

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,024,729	$666,373	$580,000	$2,778,356

Estimated future amortization expenses of the Company’s existing intangible assets are as follows:

(in thousands)
2020	188,007
2021	187,456
2022	184,961
2023	181,462
Thereafter	958,710

Total amortization expense	1,700,596

The Company recorded all intangible assets at their respective fair values and assessed the useful lives of the assets. Client relationships were valued using the multi-period excess earnings method under the income approach. The values of client relationships are generally regarded as the estimated economic benefit derived from the incremental revenues and related cash flow as a direct result of the client relationships in place versus having to replicate them. Further, the Company evaluated the legal, regulatory, contractual, competitive, economic or other factors in determining the useful life. Trade names were valued using the relief-from-royalty method under the income approach. This method relies on the premise that, in lieu of ownership, a company would be willing to pay a royalty to obtain access to the use and benefits of the trade names. The Company has considered its sales and marketing trade names related to the 2014 Topco Acquisition to be indefinite, as there is no foreseeable limit on the period of time over which such trade names are expected to contribute to the cash flows of the reporting entity. Further, the Company evaluated legal, regulatory, contractual, competitive, economic and other factors in determining the useful life.

In connection with the acquisitions during the years ended December 31, 2019 and 2018, the Company recorded intangible assets of $10.4 million and $49.6 million, respectively. Amortization expense included in the Consolidated Statements of Comprehensive (Loss) Income for the years ended December 31, 2019, 2018 and 2017 was $189.9 million, $188.8 million, and $149.1 million, respectively.

No impairment related to the Company’s intangible assets was recorded for the year ended December 31, 2019. During the fiscal year ended December 31, 2018, the Company recognized a non-cash intangible asset impairment charge of $580.0 million related to the Company’s indefinite-lived sales trade name in connection with the annual intangible impairment test (as further described in Note 1, above). No impairment related to the Company’s intangible assets was recorded for the year ended December 31, 2017.